EMPLOYEE BENEFIT	12 Months Ended
Dec. 31, 2015
EMPLOYEE BENEFIT
EMPLOYEE BENEFIT

21. EMPLOYEE BENEFIT

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the subsidiaries in the PRC and VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were approximately RMB36,814,  RMB75,538 and RMB105,554 (US$ 16,295) for the years ended December 31, 2013, 2014 and 2015, respectively.